UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SilverPepper

SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND

Institutional Class - SPCIX
Advisor Class - SPCAX

SILVERPEPPER MERGER ARBITRAGE FUND

Institutional Class - SPAIX
Advisor Class - SPABX

Semi-Annual Report

December 31, 2015

SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
Each a series of Investment Managers Series Trust

Table of Contents

SilverPepper Commodity Strategies Global Macro Fund
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
SilverPepper Merger Arbitrage Fund
Schedule of Investments	12
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Statement of Cash Flows	20
Financial Highlights	21
Notes to Financial Statements	23
Supplemental Information	38
Expense Examples	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the SilverPepper Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.silverpepperfunds.com

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 1.1%
	United States Treasury Bill
$2,000,000	0.000%, 03/10/2016[1]	$1,999,590
500,000	0.000%, 04/28/2016[1]	499,600
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,499,385)	2,499,190

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS - 0.4%
	CALL OPTIONS - 0.4%
	CME Live Cattle Futures
431	Exercise Price: $128, Expiration Date: August 5, 2016	698,220
	NYMEX Natural Gas Futures
134	Exercise Price: $2.25, Expiration Date: January 26, 2016	258,620
	TOTAL CALL OPTIONS
	(Cost $611,922)	956,840

	PUT OPTIONS - 0.0%
	Goldman Sachs Group, Inc.
240	Exercise Price: $180, Expiration Date: January 15, 2016	69,600
	NYBOT Cocoa Futures
76	Exercise Price: $3,000, Expiration Date: February 5, 2016	9,880
	OTC BRL versus USD
10,000,000	Exercise Price: $2.78, Expiration Date: August 25, 2016	2,053
3,000,000	Exercise Price: $3.20, Expiration Date: December 31, 2015	-
	OTC CHF versus USD
10,000,000	Exercise Price: $0.96, Expiration Date: January 6, 2016	4
	TOTAL PUT OPTIONS
	(Cost $236,695)	81,537
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $848,617)	1,038,377

Principal
Amount
	SHORT-TERM INVESTMENTS - 94.6%
$221,043,839	UMB Money Market Fiduciary, 0.01%[2]	221,043,839
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $221,043,839)	221,043,839

	TOTAL INVESTMENTS - 96.1%
	(Cost $224,391,841)	224,581,406
	Other Assets in Excess of Liabilities - 3.9%	9,119,349
	TOTAL NET ASSETS - 100.0%	$233,700,755

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.0)%
	CALL OPTIONS - (0.0)%
	NYMEX WTI Crude Futures
(17)	Exercise Price: $37.50, Expiration Date: January 14, 2016	$(17,680)
	TOTAL CALL OPTIONS
	(Proceeds $20,858)	(17,680)

	PUT OPTIONS - (0.0)%
	NYMEX WTI Crude Futures
(17)	Exercise Price: $36.00, Expiration Date: January 14, 2016	(14,110)
	TOTAL PUT OPTIONS
	(Proceeds $30,038)	(14,110)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $50,896)	$(31,790)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2016	58	$1,079,971	$1,040,375	$(39,596)
CBOT Soybean	March 2016	33	1,473,980	1,426,013	(47,967)
CBOT Soybean	November 2016	96	4,644,083	4,237,200	(406,883)
CBOT Soybean Meal	May 2016	25	763,095	672,500	(90,595)
CBOT Soybean Oil	March 2016	155	2,863,092	2,859,750	(3,342)
CBOT Wheat	March 2016	280	6,616,977	6,580,000	(36,977)
CME Lean Hogs	February 2016	20	473,873	478,400	4,527
CME Live Cattle	August 2016	29	1,348,823	1,434,630	85,807
CMX Silver	March 2016	14	989,843	966,210	(23,633)
LME Primary Nickel	March 2016	7	365,047	370,188	5,141
LME Zinc	March 2016	12	462,343	482,700	20,357
NYBOT Cocoa	March 2016	3	94,661	96,330	1,669
NYBOT Coffee 'C'	March 2016	151	6,691,515	7,174,388	482,873
NYMEX Natural Gas	February 2016	32	636,578	747,840	111,262
NYMEX Natural Gas	March 2016	1	19,923	23,630	3,707
NYMEX RBOB Gasoline	December 2016	13	677,437	684,356	6,920
NYMEX WTI Crude	February 2016	35	1,280,637	1,296,400	15,763
Currency Futures
CME Mexican Peso	March 2016	57	1,701,048	1,647,300	(53,749)
Total Futures Contracts			$32,182,926	$32,218,210	$35,284

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Mexican Peso	MXN per USD	58,577,300	$3,423,411	$3,396,813	$(26,598)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$3,423,411	$3,396,813	$(26,598)

MXN - Mexican Peso
USD - United States Dollar

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type
U.S. Government and Agencies	1.1%
Purchased Options Contracts	0.4%
Short-Term Investments	94.6%
Total Investments	96.1%
Other Assets in Excess of Liabilities	3.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $223,543,224)	$223,543,029
Purchased options contracts, at value (cost $848,617)	1,038,377
Total investments, at value (cost $224,391,841)	224,581,406
Foreign currency, at value (cost $502,863)	501,532
Cash held by broker	8,195,605
Receivables:
Unrealized appreciation on open futures contracts	738,026
Fund shares sold	2,340,442
Interest	1,513
Prepaid expenses	32,084
Other assets	3,381
Total assets	236,393,989

Liabilities:
Written options contracts, at value (proceeds $50,896)	31,790
Foreign currency due to custodian, at value (proceeds $883,322)	871,253
Cash due to broker	89,287
Payables:
Unrealized depreciation on open futures contracts	702,742
Unrealized depreciation on forward foreign currency exchange contracts	26,598
Fund shares redeemed	438,763
Advisory fees	279,880
Shareholder servicing fees (Note 7)	98,914
Fund administration fees	52,068
Auditing fees	18,797
Fund accounting fees	25,990
Transfer agent fees and expenses	13,685
Custody fees	8,970
Chief Compliance Officer fees	4,524
Trustees' fees and expenses	2,781
Accrued other expenses	27,192
Total liabilities	2,693,234

Net Assets	$233,700,755

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$254,172,152
Accumulated net investment loss	(4,363,583)
Accumulated net realized loss on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward foreign currency exchange contracts and foreign currency transactions	(16,335,909)
Net unrealized appreciation (depreciation) on:
Investments	(195)
Purchased options contracts	189,760
Futures contracts	35,284
Written options contracts	19,106
Forward foreign currency exchange contracts	(26,598)
Foreign currency translations	10,738
Net Assets	$233,700,755

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES - Continued
As of December 31, 2015 (Unaudited)

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$145,815,394
Shares of beneficial interest issued and outstanding	16,903,636
Redemption price per share	$8.63

Institutional Class Shares:
Net assets applicable to shares outstanding	$87,885,361
Shares of beneficial interest issued and outstanding	10,124,489
Redemption price per share	$8.68

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

Investment Income:
Interest	$9,830
Total investment income	9,830

Expenses:
Advisory fees	1,815,040
Shareholder servicing fees (Note 7)	199,390
Fund administration fees	126,031
Fund accounting fees	50,651
Registration fees	30,599
Transfer agent fees and expenses	29,848
Shareholder reporting fees	24,019
Miscellaneous	21,903
Custody fees	14,398
Legal fees	12,120
Chief Compliance Officer fees	11,571
Auditing fees	9,957
Interest expense	7,703
Trustees' fees and expenses	6,367
Insurance fees	1,585
Total expenses	2,361,182
Advisory fees waived	(328,859)
Net expenses	2,032,323
Net investment loss	(2,022,493)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Futures Contracts, Securities Sold Short, Written Options Contracts, Forward Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(22,230)
Purchased options contracts	(8,293,995)
Futures contracts	(2,125,501)
Securities sold short	16,266
Written options contracts	2,471,526
Foreign currency transactions	538,774
Net realized loss	(7,415,160)
Net change in unrealized appreciation/depreciation on:
Investments	(309)
Purchased options contracts	(211,756)
Futures contracts	(587,856)
Written options contracts	27,123
Forward foreign currency exchange contracts	68,909
Foreign currency translations	(3,185)
Net change unrealized appreciation/depreciation	(707,074)
Net increase from payment by broker (Note 3)	3,675
Net realized and unrealized loss on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	(8,118,559)

Net Decrease in Net Assets from Operations	$(10,141,052)

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,022,493)	$(2,902,090)
Net realized loss on investments, purchased options contracts, futures contracts, securities sold short, written options contracts,forward contracts and foreign currency	(7,415,160)	(9,917,236)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, futures contracts, written options contracts, forward contracts and foreign currency	(707,074)	705,367
Net increase from payment by broker (Note 3)	3,675	-
Net decrease in net assets resulting from operations	(10,141,052)	(12,113,959)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	36,277,554	122,216,681
Institutional Class	68,066,953	38,194,822
Cost of shares redeemed:
Advisor Class[1]	(41,749,795)	(28,559,991)
Institutional Class[2]	(9,997,953)	(8,580,786)
Net increase in net assets from capital transactions	52,596,759	123,270,726

Total increase in net assets	42,455,707	111,156,767

Net Assets:
Beginning of period	191,245,048	80,088,281
End of period	$233,700,755	$191,245,048

Accumulated net investment loss	$(4,363,583)	$(2,341,090)

Capital Share Transactions:
Shares sold:
Advisor Class	4,133,681	13,060,428
Institutional Class	7,819,817	4,028,603
Shares redeemed:
Advisor Class	(4,798,321)	(3,088,962)
Institutional Class	(1,142,543)	(923,201)
Net increase in capital share transactions	6,012,634	13,076,868

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $15,779 and $60,045, respectviely.
[2]	Net of redemption fee proceeds of $6,966 and $14,870, respectively.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$9.09	$10.09	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.21)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)	(0.79)	0.24
Total from investment operations	(0.46)	(1.00)	0.09

Redemption fee proceeds[1]	- [2]	- [2]	- [2]

Net asset value, end of period	$8.63	$9.09	$10.09

Total return[3]	(5.06)%[4]	(9.91)%	0.90%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$145,816	$159,752	$76,633

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.43%[5]	2.43%	3.07%[5]
After fees waived and expenses absorbed	2.10%[5]	2.23%	2.24%[5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.42)%[5]	(2.42)%	(3.06)%[5]
After fees waived and expenses absorbed	(2.09)%[5]	(2.22)%	(2.23)%[5]
Portfolio turnover rate	9704%[4]	146%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$9.14	$10.11	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)	(0.80)	0.24
Total from investment operations	(0.46)	(0.98)	0.11

Redemption fee proceeds[1]	- [2]	0.01	-

Net asset value, end of period	$8.68	$9.14	$10.11

Total return[3]	(5.03)%[4]	(9.59)%	1.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,885	$31,493	$3,455

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.18%[5]	2.18%	2.82%[5]
After fees waived and expenses absorbed	1.85%[5]	1.98%	1.99%[5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.17)%[5]	(2.17)%	(2.81)%[5]
After fees waived and expenses absorbed	(1.84)%[5]	(1.97)%	(1.98)%[5]
Portfolio turnover rate	9704%[4]	146%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 118.7%
	COMMUNICATIONS – 0.6%
1,250	Cablevision Systems Corp. - Class A1	$39,875
	CONSUMER STAPLES – 7.5%
1,000	Boulder Brands, Inc.*1	10,980
9,000	Jarden Corp.*1	514,080
		525,060
	ENERGY – 8.0%
7,000	Cameron International Corp.*1	442,400
4,513	Northern Tier Energy LP1	116,706
		559,106
	FINANCIALS – 61.9%
1,250	Astoria Financial Corp.[1]	19,813
20,000	BioMed Realty Trust, Inc. - REIT[1]	473,800
20,000	C1 Financial, Inc.*1	484,200
24,643	Cheviot Financial Corp.[1]	377,777
3,500	Chubb Corp.[1]	464,240
1,143	First Capital Bancorp, Inc.[1]	6,355
39,270	First Niagara Financial Group, Inc.[1]	426,079
15,572	Fox Chase Bancorp, Inc.[1]	315,956
6,156	HF Financial Corp.[1]	116,287
544	Jacksonville Bancorp, Inc.*1	10,189
16,000	Metro Bancorp, Inc.[1]	502,080
40,000	National Penn Bancshares, Inc.[1]	493,200
3,000	PartnerRe Ltd.[1,2]	419,220
5,735	Pulaski Financial Corp.[1]	91,531
458	River Valley Bancorp[1]	16,241
7,197	Southcoast Financial Corp.*1	111,913
		4,328,881
	INDUSTRIALS – 17.3%
60,000	Furmanite Corp.*1	399,600
3,500	Precision Castparts Corp.[1]	812,035
		1,211,635
	TECHNOLOGY – 23.4%
8,200	Broadcom Corp. - Class A1	474,124
3,426	King Digital Entertainment PLC[1,2]	61,257
90,000	PMC-Sierra, Inc.*1	1,045,800
1,136	Rentrak Corp.*1	53,994
		1,635,175
	TOTAL COMMON STOCKS(Cost $7,989,788)	8,299,732

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 15.8%
$1,101,772	UMB Money Market Fiduciary, 0.01%*3	$1,101,772
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,101,772)	1,101,772

	TOTAL INVESTMENTS – 134.5% (Cost $9,091,560)	9,401,504
	Liabilities in Excess of Other Assets – (34.5)%	(2,412,360)

	TOTAL NET ASSETS – 100.0%	$6,989,144

Number of Shares

	SECURITIES SOLD SHORT – (55.2)%
	COMMON STOCKS – (55.2)%
	CONSUMER DISCRETIONARY – (4.9)%
(7,762)	Newell Rubbermaid, Inc.	(342,149)
	ENERGY – (5.7)%
(5,011)	Schlumberger Ltd.[2]	(349,517)
(1,347)	Western Refining, Inc.	(47,980)
		(397,497)
	FINANCIALS – (31.0)%
(2,107)	ACE Ltd.[2]	(246,203)
(240)	Ameris Bancorp	(8,158)
(8,976)	BB&T Corp.	(339,383)
(4,362)	BNC Bancorp	(110,707)
(4,519)	First Busey Corp.	(93,227)
(37,968)	FNB Corp.	(506,493)
(351)	German American Bancorp, Inc.	(11,695)
(3,001)	Great Western Bancorp, Inc.	(87,089)
(26,704)	KeyCorp	(352,226)
(8,514)	MainSource Financial Group, Inc.	(194,800)
(1,250)	New York Community Bancorp, Inc.	(20,400)
(619)	Park Sterling Corp.	(4,531)
(9,092)	Univest Corp. of Pennsylvania	(189,659)
		(2,164,571)
	INDUSTRIALS – (5.9)%
(12,887)	Team, Inc.*	(411,869)

	TECHNOLOGY – (7.7)%
(1,794)	Avago Technologies Ltd.[2]	(260,399)
(1,307)	comScore, Inc.*	(53,783)

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(6,939)	Microsemi Corp.*	$(226,142)
		(540,324)
	TOTAL COMMON STOCKS (Proceeds $3,792,117)	(3,856,410)
	TOTAL SECURITIES SOLD SHORT (Proceeds $3,792,117)	$(3,856,410)

LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
SUMMARY OF INVESTMENTS
As of December 31, 2015 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	61.9%
Technology	23.4%
Industrials	17.3%
Energy	8.0%
Consumer Staples	7.5%
Communications	0.6%
Total Common Stocks	118.7%
Short-Term Investments	15.8%
Total Investments	134.5%
Liabilities in Excess of Other Assets	(34.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $9,091,560)	$9,401,504
Cash deposited with brokers for securities sold short	1,465,878
Receivables:
Investment securities sold	13,859
Fund shares sold	3,400
Due from Advisor	8,380
Dividends and interest	4,460
Prepaid expenses	19,926
Total assets	10,917,407

Liabilities:
Securities sold short, at value (proceeds $3,792,117)	3,856,410
Payables:
Investment securities purchased	16,190
Fund accounting fees	12,030
Auditing fees	8,883
Transfer agent fees and expenses	8,580
Fund administration fees	7,311
Dividends on securities sold short and interest expense	6,279
Custody fees	3,625
Chief Compliance Officer fees	2,405
Trustees' fees and expenses	1,778
Shareholder servicing fees (Note 7)	775
Accrued other expenses	3,997
Total liabilities	3,928,263

Net Assets	$6,989,144

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,674,713
Accumulated net investment loss	(157,770)
Accumulated net realized gain on investments, securities sold short and written options contracts	226,550
Net unrealized appreciation (depreciation) on:
Investments	309,944
Securities sold short	(64,293)
Net Assets	$6,989,144

SilverPepper Merger Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES - Continued
As of December 31, 2015 (Unaudited)

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$750,208
Shares of beneficial interest issued and outstanding	70,944
Redemption price per share	$10.57

Institutional Class Shares:
Net assets applicable to shares outstanding	$6,238,936
Shares of beneficial interest issued and outstanding	586,876
Redemption price per share	$10.63

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2015 (Unaudited)

Investment Income:
Dividends	$26,553
Interest	41
Total investment income	26,594

Expenses:
Advisory fees	47,222
Dividends on securities sold short	44,176
Fund administration fees	23,386
Fund accounting fees	23,103
Legal fees	20,782
Transfer agent fees and expenses	16,309
Registration fees	13,162
Interest expense	9,997
Chief Compliance Officer fees	9,765
Auditing fees	8,823
Trustees' fees and expenses	4,822
Custody fees	4,027
Miscellaneous	3,017
Shareholder reporting fees	2,017
Insurance fees	605
Shareholder servicing fees (Note 7)	430
Total expenses	231,643
Advisory fees waived	(47,222)
Other expenses absorbed	(67,169)
Net expenses	117,252
Net investment loss	(90,658)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short
Net realized gain (loss) on:
Investments	237,691
Securities sold short	(10,774)
Net realized gain	226,917
Net change in unrealized appreciation/depreciation on:
Investments	112,264
Securities sold short	86,677
Net change in unrealized appreciation/depreciation	198,941
Net realized and unrealized gain on investments and securities sold short	425,858
Net Increase in Net Assets from Operations	$335,200

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(90,658)	$(104,006)
Net realized gain on investments, securities sold short and written options contracts	226,917	407,850
Net change in unrealized appreciation/depreciation on investments, securities sold short and written options contracts	198,941	(59,480)
Net increase in net assets resulting from operations	335,200	244,364

Distributions to Shareholders:
From net realized gain:
Advisor Class	(16,696)	(4,133)
Institutional Class	(165,099)	(153,347)
Total distributions to shareholders	(181,795)	(157,480)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	537,435	65,000
Institutional Class	447,485	1,537,360
Reinvestment of distributions:
Advisor Class	16,696	4,133
Institutional Class	157,501	145,401
Cost of shares redeemed:
Advisor Class	(1,321)	(19,588)
Institutional Class	(210,555)	(82,270)
Net increase in net assets from capital transactions	947,241	1,650,036

Total increase in net assets	1,100,646	1,736,920

Net Assets:
Beginning of period	5,888,498	4,151,578
End of period	$6,989,144	$5,888,498

Accumulated net investment loss	$(157,770)	$(67,112)

Capital Share Transactions:
Shares sold:
Advisor Class	50,700	6,342
Institutional Class	42,662	149,114
Shares reinvested:
Advisor Class	1,587	412
Institutional Class	14,887	14,453
Shares redeemed:
Advisor Class	(126)	(1,941)
Institutional Class	(20,147)	(8,005)
Net increase in capital share transactions	89,563	160,375

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended December 31, 2015 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$335,200
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(17,118,811)
Proceeds from sale of investment securities	16,602,961
Proceeds from short sales	4,885,159
Closed short sale transactions	(4,318,486)
Purchase of short-term investment securities, net	(814,485)
Decrease in deposits with brokers for short sales	96,302
Increase in receivables for securities sold	(13,859)
Increase in dividends and interest receivables	(4,453)
Increase in other assets	(2,637)
Increase in payables for securities purchased	16,190
Increase in dividends on securities sold short payable and interest expense	4,590
Decrease in accrued expenses	(3,859)
Net realized gain on investments	(226,917)
Net change in unrealized appreciation/depreciation on securities	(198,941)
Net cash used for operating activities	(762,046)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	981,520
Redemption of shares, net of redemption fees	(211,876)
Dividends paid to shareholders, net of reinvestments	(7,598)
Net cash provided by financing activities	762,046

Net Increase (Decrease) in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

Non cash financing activities not included herein consist of $174,197 of reinvested dividends.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$10.32	$10.16	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.17)	(0.22)	(0.11)
Net realized and unrealized gain on investments	0.71	0.67	0.27
Total from investment operations	0.54	0.45	0.16

Less Distributions:
From net realized gain	(0.29)	(0.29)	-

Redemption fee proceeds[1]	-	-	-

Net asset value, end of period	$10.57	$10.32	$10.16

Total return[2]	5.28%[3]	4.47%	1.60%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$750	$194	$142

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	7.59%[4]	7.28%	9.23%[4]
After fees waived and expenses absorbed	3.96%[4]	3.29%	2.81%[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.87%[4]	6.23%	8.66%[4]
After fees waived and expenses absorbed	2.24%[4]	2.24%	2.24%[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(6.74%)[4]	(6.10%)	(8.10%)[4]
After fees waived and expenses absorbed	(3.11%)[4]	(2.11%)	(1.68%)[4]
Ratio of net investment loss to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.02%)[4]	(5.05%)	(7.52%)[4]
After fees waived and expenses absorbed	(1.39%)[4]	(1.06%)	(1.10%)[4]

Portfolio turnover rate	195%[3]	817%	1,420%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$10.36	$10.18	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.15)	(0.19)	(0.10)
Net realized and unrealized gain on investments	0.71	0.66	0.28
Total from investment operations	0.56	0.47	0.18

Less Distributions:
From net realized gain	(0.29)	(0.29)	-

Redemption fee proceeds[1]	-	-	-

Net asset value, end of period	$10.63	$10.36	$10.18

Total return[2]	5.45%[3]	4.66%	1.80%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,239	$5,694	$4,010

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	7.34%[4]	7.03%	8.98%[4]
After fees waived and expenses absorbed	3.71%[4]	3.04%	2.56%[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.62%[4]	5.98%	8.41%[4]
After fees waived and expenses absorbed	1.99%[4]	1.99%	1.99%[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(6.49%)[4]	(5.85%)	(7.85%)[4]
After fees waived and expenses absorbed	(2.86%)[4]	(1.86%)	(1.43%)[4]
Ratio of net investment loss to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.77%)[4]	(4.80%)	(7.27%)[4]
After fees waived and expenses absorbed	(1.14%)[4]	(0.81%)	(0.85%)[4]

Portfolio turnover rate	195%[3]	817%	1,420%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2015 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary.  All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.  The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions.  The inception date of the Subsidiary was October 31, 2013.  As of December 31, 2015, total assets of the Fund were $236,393,989, of which $46,454,603, or approximately 20%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Funds record realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Options Contracts
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Transactions in written options contracts for the Commodity Strategies Global Macro Fund for the six months ended December 31, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at June 30, 2015	-	$-
Options written	188	7,437
Options closed	-	-
Options expired	(188)	(7,437)
Options exercised	-	-
Outstanding at December 31, 2015	-	$-

The Merger Arbitrage Fund did not enter into any transactions in written option contracts for the six months ended December 31, 2015.

(e) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary.  The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.   The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bear the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Transactions in written futures options contracts for the Commodity Strategies Global Macro Fund for the six months ended December 31, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at June 30, 2015	490	$109,843
Options written	6,104,281	3,127,624
Options closed	(3,939)	(2,371,142)
Options expired	(6,100,224)	(344,034)
Options exercised	(574)	(471,395)
Outstanding at December 31, 2015	34	$(50,896)

The Merger Arbitrage Fund did not enter into any transactions in written futures option contracts for the six months ended December 31, 2015.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements.  The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Short-Term Investments
The Commodity Strategies Global Macro Fund invests a significant amount (94.6% as of December 31, 2015) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publicly traded on open markets.  The Commodity Strategies Global Macro Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits.   Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk.   The risk is managed by monitoring the financial institution in which the deposits are made.

(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, written options contracts and futures contracts, the Funds may be required to maintain collateral in various forms.  At December 31, 2015, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of written options contracts, futures contracts or short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty.  At December 31, 2015, these segregated margin deposit accounts are denoted in each Fund’s Statement of Assets and Liabilities.

(j) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the open period October 31, 2013 (commencement of operations) through June 30, 2014, as of and during the year ended June 30, 2015, and as of and during the six months ended December 31, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with SilverPepper LLC (the “Advisor”).  Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of each Fund’s respective average daily net assets.  The Advisor has engaged Galtere Inc. (“Galtere Sub-Advisor”) to manage the Commodity Strategies Global Macro Fund and pays the Galtere Sub‐Advisor from its advisory fees.  The Advisor has engaged Brown Trout Management, LLC (“Brown Trout Sub-Advisor”) to manage the Merger Arbitrage Fund and pays the Brown Trout Sub‐Advisor from its advisory fees.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (including Subsidiary expenses (except as noted below), but excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. The Merger Arbitrage Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively.  These agreements are effective until November 1, 2025, and it may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor a management fee at the annual rate of 1.50% of the Subsidiary’s average daily net assets.  The Advisor has contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Commodity Strategies Global Macro Fund’s Board of Trustees. The Subsidiary management fee in the amount of $392,089 incurred and waived for six months ended December 31, 2015 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.  Subsidiary management fees incurred and waived shall not be subject to expense recovery discussed below.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

For the six months ended December 31, 2015, the Advisor did not waive any advisory fees or absorb other expenses for the Commodity Strategies Global Macro Fund and the Advisor has recovered all of the previously waived advisory fees and/or other expenses absorbed.  For the six months ended December 31, 2015, the Advisor waived its advisory fees and absorbed other expenses totaling $114,391 for the Merger Arbitrage Fund. The Advisor may recover from each Funds’ fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
2017	$-	$150,030
2018	-	222,560
2019	-	114,391
Total	$-	$486,981

A broker reimbursed the Commodity Strategies Global Macro Fund $3,675 for losses from a trade error.  This amount is reported on the Commodity Strategies Global Macro Fund’s Consolidated Statement of Operations under the caption “Net increase from payment by broker.”  This reimbursement had no impact to the Commodity Strategies Global Macro Fund’s performance.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended December 31, 2015, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merge Arbitrage Fund
Cost of investments	$223,543,224	$9,091,921

Gross unrealized appreciation	$66	$314,898
Gross unrealized depreciation	(261)	(5,315)
Net unrealized appreciation (depreciation) on investments	$(195)	$309,583

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

As of June 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Undistributed ordinary income	$-	$181,568
Undistributed long-term capital gains	-	221
Tax accumulated earnings	-	181,789

Accumulated capital and other losses	$(3,362,019)	$(67,112)
Unrealized appreciation (depreciation) on investments	(64,360)	197,319
Other differences	(6,900,291)	(150,970)

Total accumulated earnings (deficit)	$(10,326,670)	$161,026

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, unrealized appreciation/(depreciation) on short positions and other adjustments at the Subsidiary level.  These differences may or may not be utilized in future tax years.

As of June 30, 2015, the Commodity Strategies Global Macro Fund and Merger Arbitrage Fund had $2,364,036 and $67,112, respectively, of qualified late-year ordinary losses, which are deferred until fiscal year 2016 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

At June 30, 2015, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total

Commodity Strategies Global Macro Fund	$646,351	$351,632	$997,983
Merger Arbitrage Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended June 30, 2015 and June 30, 2014 were as follows:

	Commodity Strategies Global Macro Fund		Merger Arbitrage Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary income	$-	$-	$157,480	$-
Net long-term capital gains	-	-	-	-
Total taxable distributions	-	-	157,480	-
Total distributions paid	$-	$-	$157,480	$-

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation.  If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”).  In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income.  The Commodity Strategies Global Macro Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business.  In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business.  There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income.  The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Commodity Strategies Global Macro Fund’s returns.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended December 31, 2015, the Commodity Strategies Global Macro Fund and the Merger Arbitrage Fund received $22,745 and $0 in redemption fees, respectively.

Note 6 – Investment Transactions
The Commodity Strategies Global Macro Fund’s primary strategy consists of investing in both long and short positions in an array of asset classes and investment instruments located anywhere in the world.  For the six months ended December 31, 2015, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts and options contracts, were $5,743,420 and $5,721,190, respectively. Securities sold short and short securities covered were $649,116 and $632,850, respectively, for the same period.

The Merger Arbitrage Fund’s primary strategy consists of buying the publicly-traded common stock or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition.  For the six months ended December 31, 2015, purchases and sales of investments, excluding short-term investments, were $17,118,811 and $16,602,961, respectively.  Securities sold short and short securities covered were $4,885,159 and $4,318,486, respectively, for the same period.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets of the Advisor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2015, shareholder servicing fees incurred by the Funds are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2015, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
U.S. Government and Agencies	$-	$2,499,190	$-	$2,499,190
Purchased Options Contracts	1,036,320	2,057	-	1,038,377
Short-Term Investments	221,043,839	-	-	221,043,839
Total Investments	222,080,159	2,501,247	-	224,581,406
Other Financial Instruments*
Futures Contracts	738,026	-	-	738,026
Total Assets	$222,818,185	$2,501,247	$-	$225,319,432

Liabilities
Investments
Written Options Contracts	$31,790	$-	$-	$31,790
Total Investments	31,790	-	-	31,790

Other Financial Instruments*
Futures Contracts	702,742	-	-	702,742
Forward Foreign Currency Contracts	-	26,598	-	26,598
Total Liabilities	$734,532	$26,598	$-	$761,130

*
Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks	$8,299,732	$-	$-	$8,299,732
Short-Term Investments	1,101,772	-	-	1,101,772
Total Assets	$9,401,504	$-	$-	$9,401,504

Liabilities
Securities Sold Short
Common Stocks	$3,856,410	$-	$-	$3,856,410
Total Liabilities	$3,856,410	$-	$-	$3,856,410

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Commodity Strategies Global Macro Fund invested in options contracts, futures contracts and forward contracts during the six months ended December 31, 2015.  The Merger Arbitrage Fund did not invest in any derivatives during the six months ended December 31, 2015.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The effects of these derivative instruments on the Commodity Strategies Global Macro Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments held by the Commodity Strategies Global Macro Fund as of December 31, 2015 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Purchased options contracts, at value	$966,720	Written options contracts, at value	$31,790
	Unrealized appreciation on open futures contracts	738,026	Unrealized depreciation on open futures contracts	648,993
Equity contracts	Purchased options contracts, at value	69,600	Written options contracts, at value	-
	Purchased options contracts, at value	2,057	Written options contracts, at value	-
	Unrealized appreciation on open futures contracts	-	Unrealized depreciation on open futures contracts	53,749
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	-	Unrealized depreciation on forward foreign currency exchange contracts	26,598
Total		$1,776,403		$761,130

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The effects of the Commodity Strategies Global Macro Fund’s derivative instruments on the Statement of Operations for the six months ended December 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(6,102,766)	$(3,195,211)	$2,151,840	$-	$(7,146,137)
Equity contracts	(753,029)	1,164,680	301,130	-	712,781
Foreign exchange contracts	(1,438,200)	(30,933)	18,556	193,189	(1,257,388)
Interest rate contracts	-	(4,498)	-	-	(4,498)
Volatility contracts	-	(59,539)	-	-	(59,539)
Total	$(8,293,995)	$(2,125,501)	$2,471,526	$193,189	$(7,754,781)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(199,634)	$(487,287)	$27,123	$-	$(659,798)
Equity contracts	(7,247)	-	-	-	(7,247)
Foreign exchange contracts	(4,875)	(71,711)	-	68,909	(7,677)
Interest rate contracts	-	(2,790)	-	-	(2,790)
Volatility contracts	-	(26,068)	-	-	(26,068)
Total	$(211,756)	$(587,856)	$27,123	$68,909	$(703,580)

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2015 (Unaudited)

The quarterly average volumes of derivative instruments in the Commodity Strategies Global Macro Fund as of December 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Commodity contracts	Purchased options contracts	Number of contracts	978
	Long futures contracts	Number of contracts	1,340
	Short futures contracts	Number of contracts	(44)
	Written options contracts	Number of contracts	(313)
Equity contracts	Purchased options contracts	Number of contracts	330
	Long futures contracts	Number of contracts	-
	Short futures contracts	Number of contracts	-
	Written options contracts	Number of contracts	(84)
Foreign exchange contracts	Purchased options contracts	Number of contracts	38,166,692
	Long futures contracts	Number of contracts	82
	Short futures contracts	Number of contracts	-
	Written options contracts	Number of contracts	-
Interest rate contracts	Purchased options contracts	Number of contracts	-
	Long futures contracts	Number of contracts	-
	Short futures contracts	Number of contracts	(3)
	Written options contracts	Number of contracts	-
Volatility contracts	Purchased options contracts	Number of contracts	-
	Long futures contracts	Number of contracts	6
	Short futures contracts	Number of contracts	-
	Written options contracts	Number of contracts	-

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

SilverPepper Commodity Strategies Global Macro Fund and the SilverPepper Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements and Sub-Advisory Agreements
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the following agreements for an additional one-year term:

•	The Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor with respect to each of the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Fund”) and the Merger Arbitrage Fund (together with the Commodity Fund, the “Funds”);
•	The Sub-Advisory Agreement (the “Galtere Agreement”) between the Investment Advisor and Galtere, Inc. (“Galtere”), the sub-advisor to the Commodity Fund; and
•	The investment advisory agreement between the Investment Advisor and a wholly-owned subsidiary of the Commodity Fund organized in the Cayman Islands (the “Subsidiary”), and the sub-advisory agreement between the Investment Advisor and Galtere with respect to the Subsidiary (together the “Subsidiary Agreements”).

The Advisory Agreement, the Galtere Agreement and the Subsidiary Agreements are referred to below as the “Fund Advisory Agreements.” At its June 2015 meeting the Board had renewed the Fund Advisory Agreements until September 30, 2015, so that the review of the Fund Advisory Agreements would be on the same annual schedule as the advisory agreements with respect to the other series of the Trust, and at its September 2015 meeting the Board was asked to approve renewal of the Fund Advisory Agreements until September 30, 2016. The Board did not consider renewal of the sub-advisory agreement between the Investment Advisor and Brown Trout Management LLC with respect to the Merger Arbitrage Fund because the term of the sub-advisory agreement does not end until April 15, 2017.

In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of each applicable Fund and its shareholders.

Advisory Agreement, Galtere Agreement and Subsidiary Agreements

Background
In advance of the June, August and September meetings, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, Galtere, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Galtere; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index, a group of comparable funds (each a “Performance Peer Group”) selected by Morningstar, Inc. (“Morningstar”), and the relevant fund universe selected by Morningstar (each a “Performance Universe”), for various periods ended March 31, 2015; reports comparing the performance of each Fund with returns of its benchmark index for various periods ended June 30, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds (each an “Expense Peer Group”) selected by Morningstar from its relevant fund universe (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

SilverPepper Commodity Strategies Global Macro Fund and the SilverPepper Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Nature, Extent and Quality of Services
At the June and September meetings the Board considered information included in the meeting materials regarding the performance of each Fund. The materials indicated as follows:

•	The Commodity Fund’s performance for the one-year period ended March 31, 2015, was the best in the Commodities Broad Basket Performance Universe and Performance Peer Group and above the return of the Bloomberg Commodity Index. The Fund’s performance for the one-year period ended June 30, 2015, was above the return of the Bloomberg Commodity Index.

•	The Merger Arbitrage Fund’s performance for the one-year period ended March 31, 2015, was the best in the Performance Peer Group and in the second quartile of the Event Driven Performance Universe, but below the return of the S&P 500 Index by 5.97%. The Fund’s performance for the one-year period ended June 30, 2015, was below the return of the S&P 500 Index by 2.95%. The Board noted, however, that the Investment Advisor expected the performance of the Fund to deviate from the returns of the Index because of the fundamental differences in their strategies.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds and the Subsidiary and by Galtere to the Commodity Fund and the Subsidiary. In doing so, the Board considered the Investment Advisor’s role as investment advisor of each Fund and the Subsidiary, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and the Subsidiary and oversees Galtere with respect to the Commodity Fund’s operations, including monitoring Galtere’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that Galtere’s responsibilities with respect to the Fund include day-to-day portfolio management. The Board also considered the qualifications, experience and responsibilities of the personnel of the Investment Advisor and Galtere who are involved in the activities of each Fund and the Subsidiary, as applicable, and the commitment of the Investment Advisor to the maintenance and growth of each Fund’s assets. In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor and Galtere.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund and the Subsidiary, as well as by Galtere to the Commodity Fund and the Subsidiary, were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the June meeting materials indicated as follows:

•	The Commodity Fund’s investment advisory fees (gross of fee waivers) were above the Morningstar expense peer group median fees by 0.50%, and the Morningstar Commodities Broad Basket expense universe median fees by 0.45%. In reviewing the Fund’s investment advisory fees the Board considered the Investment Advisor’s observations that two-thirds of the Fund’s 1.50% advisory fee is paid to Galtere, which typically receives a 2% asset-based fee and 20% performance fee from its hedge fund clients; that most of the funds in the Fund’s Morningstar Expense Universe are “index” or “enhanced-index” funds that typically purchase swaps on a broad commodity index to provide commodity exposure, in contrast with the Fund, which is actively managed and invests in commodities and other asset classes, including currencies, bonds and stocks, and also uses protective puts, risk collars and dollar stops to manage the Fund’s risk; and that therefore the Fund’s strategy is more expensive to implement than those of most of the funds in the Expense Peer Group.

The total expenses (net of fee waivers) paid by the Fund were above the expense peer group median fees by 0.77% and above the expense universe median fees by 0.75%. The Board noted, however, that as of March 31, 2015, the asset size of the Fund was significantly smaller than the median asset size of the funds in the expense universe.

SilverPepper Commodity Strategies Global Macro Fund and the SilverPepper Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Merger Arbitrage Fund’s investment advisory fees (gross of fee waivers) were above the Expense Peer Group and Market Neutral Expense Universe median fees by 0.25%. The Board noted, however, that the Investment Advisor had waived its entire advisory fee with respect to the Merger Arbitrage Fund in addition to subsidizing certain of the Fund’s operating expenses for the year ended March 31, 2015. With respect to the total expenses of the Fund, the Board observed that the total expenses (net of fee waivers) paid by the Fund were above the Expense Peer Group median by 0.49% and above the Expense Universe median by 0.71%. The Board noted, however, that as of March 31, 2015, the Fund had only $5.4 million in assets and was significantly smaller than the median asset sizes of funds in the Expense Peer Group and Expense Universe.

The Trustees noted that the Funds are the sole clients of the Investment Advisor and therefore the Trustees did not have a meaningful basis for comparison of the Funds’ advisory fees with those of any other clients of the Investment Advisor. The Board noted that the Subsidiary pays the Investment Advisor compensation at the same fee rate as that of the Commodity Fund, but that the Investment Advisor has agreed to waive advisory fees with respect to the Commodity Fund in an amount equal to the fees it receives from the Subsidiary, so that the Investment Advisor does not receive multiple management fees with respect to the Fund’s assets.

The Board also reviewed information regarding the sub-advisory fees charged by Galtere with respect to the Commodity Fund, and as indicated above noted that the fees were considerably less than the fees Galtere receives from its hedge fund clients. The Board also considered the relative levels and types of services provided by the Investment Advisor and Galtere. The Board noted that the Investment Advisor’s services include supervision and monitoring of the investment and trading activities of Galtere, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund.

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and Galtere under its respective Fund Advisory Agreement was fair and reasonable in light of the services provided by such company to the applicable Funds and the Subsidiary.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended March 31, 2015, noting that the Investment Advisor had waived its entire advisory fee with respect to the Merger Arbitrage Fund in addition to subsidizing certain of the Fund’s operating expenses. The Board determined that the Investment Advisor’s profitability with respect to the Commodity Fund was reasonable. The Board also considered the benefits received by the Investment Advisor and Galtere as a result of their relationships with the Funds, as applicable (other than investment advisory and sub-advisory fees), including any research provided to Galtere by futures commission merchants providing execution services to the Commodity Fund, the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although no Fund Advisory Agreement provided for fee breakpoints, the asset level of each Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusions
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the applicable Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

SilverPepper Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Commodity Strategies Global Macro Fund		7/1/15	12/31/15	7/1/15 – 12/31/15
Advisor Class	Actual Performance	$1,000.00	$949.40	$10.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.59	10.63
Institutional Class	Actual Performance	1,000.00	949.70	9.06
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.84	9.37

*
Expenses are equal to the Fund’s annualized expense ratios of 2.10% and 1.85% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees.  Assumes all dividends and distributions were reinvested.

SilverPepper Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2015 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Merger Arbitrage Fund		7/1/15	12/31/15	7/1/15 – 12/31/15
Advisor Class	Actual Performance	$1,000.00	$1,052.80	$20.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,005.26	19.93
Institutional Class	Actual Performance	1,000.00	1,054.50	19.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,006.50	18.69

*
Expenses are equal to the Fund’s annualized expense ratios of 3.96% and 3.71% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
Each a series of Investment Managers Series Trust

Investment Advisor
SilverPepper LLC
570 Oakwood Avenue
 Lake Forest, Illinois 60045

Sub-Advisor to the Commodity Strategies Global Macro Fund
Galtere Inc.
515 Madison Ave, 35th Floor
 New York, NY 10022

Sub-Advisor to the Merger Arbitrage Fund
 Brown Trout Management, LLC
311 South Wacker Drive, Suite 6025
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Fund Information

	TICKER	CUSIP
SilverPepper Commodity Strategies Global Macro Fund - Advisor Class	SPCAX	46141P 768
SilverPepper Commodity Strategies Global Macro Fund - Institutional Class	SPCIX	46141P 750
SilverPepper Merger Arbitrage Fund - Advisor Class	SPABX	46141P 743
SilverPepper Merger Arbitrage Fund - Institutional Class	SPAIX	46141P 735

Privacy Principles of the SilverPepper Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SilverPepper Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 554-5540, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 554-5540 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (855) 554-5540. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

SilverPepper Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 554-5540

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/16